ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable Accrued Expenses And Other Liabilities Tables [Abstract]
Accounts Payable Accrued Expenses And Other Liabilities

NOTE 23: ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
Accounts payable, accrued expenses and other liabilities at December 31, comprised:

	2012	2013
	(EUR in millions)
Accrued expenses and deferred income	76	79
Amounts due to re-insurers	16	17
Income and other taxes payable	145	145
Accounts payable	200	255
Payroll related accruals	90	72
Private equity: liabilities of investee entities	241	248
Unsettled transactions on debt securities	0	8
Accrued interest and commissions	263	273
Deferred tax liability	64	121
Amounts due to third-parties under collection agreements	113	2
Pension liability	388	530
Amounts due to government agencies	199	117
European Re-development Fund	9	0
Liabilities relating to deposit administration funds (DAF)	198	191
Checks and credit card transactions under settlement	814	929
Sale of Real Estate accounted for as financing obligation	0	542
Other	420	558
Total	3,236	4,087